Cover	May 01, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 01, 2024
Entity File Number	001-38103
Entity Registrant Name	JANUS HENDERSON GROUP PLC
Entity Central Index Key	0001274173
Entity Tax Identification Number	98-1376360
Entity Incorporation, State or Country Code	Y9
Entity Address, Address Line One	201 Bishopsgate
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC2M3AE
Country Region	+44
City Area Code	(0) 20
Local Phone Number	7818 1818
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.50 Per Share Par Value
Trading Symbol	JHG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false